Revenue, Other Income and Gains - Summary of Revenue Recognized From Performance Obligation Satisfied in Previous Periods (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
License and collaboration revenue
Revenue recognized from performance obligation satisfied in previous periods	$ 21,216	$ 10,857
Licensing of intellectual property
License and collaboration revenue
Revenue recognized from performance obligation satisfied in previous periods	5,625	4,523
JSC service
License and collaboration revenue
Revenue recognized from performance obligation satisfied in previous periods	$ 15,591	$ 6,334